PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	March 31,	September 30,
	2025	2024
		audited
Electronic equipment	$581,216	$598,738
Office furniture	4,272	4,417
Transportation equipment	—	37,784
Subtotal	585,488	640,939
Less: accumulated depreciation	(552,724)	(601,232)
Property and equipment, net	$32,764	$39,707

Depreciation for the six months ended March 31, 2025 and 2024 was $4,292 and $6,485, respectively.